Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Difference Between Expected Income Tax Benefits and Income Tax Benefit Recorded in the Financial Statements

The difference between expected income tax benefits and income tax benefit recorded in the financial statements is explained below:

	December 31,
	2016	2015
Income taxes benefit computed at statutory rate	$(2,380,073)	$(1,342,859)
State income tax benefit, net	(241,633)	(136,332)
Other	74,355	20,950
Change in valuation allowance	2,547,351	1,458,241

Total	$—	$—

Components of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities consist of the following:

	December 31,
Deferred tax assets (liabilities)	2016	2015
In-process research and development	$996,154	$996,154
Net operating loss carry forward	2,995,024	1,681,549
R&D credit	142,721	60,213
Share-based compensation	2,010,742	841,524
Accrued expenses	—	17,850

	6,144,641	3,597,290

Less: valuation allowance	(6,144,641)	(3,597,290)

Total	$—	$—